Financial Instruments - Summary of Credit Quality and Maximum Exposure to credit Risk Based on Group's Credit Policy (Detail) ¥ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)
Disclosure Of Maximum Exposure To Credit Risk [line items]
Total		¥ 1,369,469	$ 209,880,000	¥ 1,654,942
Trade receivables	[1]	395,165	60,562,000	369,742
Pledged bank deposits		26,000	3,985,000	14,900
Normal [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Financial assets included in other receivables and prepayments	[2]	42,014	6,438,000	73,460
Not yet past due [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Pledged bank deposits		26,000	3,985,000	14,900
Fixed bank deposits with maturity periods over three months		290,000	44,444,000		$ 290,000
Bank balances and cash		616,290	94,451,000		906,840
12-month ECLs [member] | Stage 1 [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Total		974,304	149,318,000	1,285,200
Trade receivables	[1]	0		0
12-month ECLs [member] | Stage 1 [member] | Normal [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Financial assets included in other receivables and prepayments	[2]	42,014		73,460
12-month ECLs [member] | Stage 1 [member] | Not yet past due [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Pledged bank deposits		26,000		14,900
Fixed bank deposits with maturity periods over three months		290,000			290,000
Bank balances and cash		616,290			906,840
Lifetime ECL [member] | Stage 2 [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Total		0	0	0
Trade receivables	[1]	0		0
Lifetime ECL [member] | Stage 2 [member] | Normal [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Financial assets included in other receivables and prepayments	[2]	0		0
Lifetime ECL [member] | Stage 2 [member] | Not yet past due [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Pledged bank deposits		0		0
Fixed bank deposits with maturity periods over three months		0			0
Bank balances and cash		0			0
Lifetime ECL [member] | Stage 3 [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Total		0	0	0
Trade receivables	[1]	0		0
Lifetime ECL [member] | Stage 3 [member] | Normal [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Financial assets included in other receivables and prepayments	[2]	0		0
Lifetime ECL [member] | Stage 3 [member] | Not yet past due [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Pledged bank deposits		0		0
Fixed bank deposits with maturity periods over three months		0			0
Bank balances and cash		0			0
Lifetime ECL [member] | Simplified approach [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Total		395,165	$ 60,562,000	369,742
Trade receivables	[1]	395,165		369,742
Lifetime ECL [member] | Simplified approach [member] | Normal [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Financial assets included in other receivables and prepayments	[2]	0		0
Lifetime ECL [member] | Simplified approach [member] | Not yet past due [member]
Disclosure Of Maximum Exposure To Credit Risk [line items]
Pledged bank deposits		0		¥ 0
Fixed bank deposits with maturity periods over three months		0			0
Bank balances and cash		¥ 0			$ 0

[1]	For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on those items by using a provision matrix grouped by ageing.
[2]	The credit quality of the financial assets included in other receivables and prepayments is considered to be “normal” when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition.